Income Taxes (Details 1) - USD ($)	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Income (loss) before taxes
Total income (loss) before taxes	$ 620,908	$ 596,792
Provision for taxes (benefits):
Total Provision for taxes (benefits)	229,057	207,196
Deferred tax asset:
Valuation allowance	(174,593)	(174,593)
Currency Effect
Deferred tax asset, net			$ 0
Effective tax rate	36.90%	34.70%
Cayman [Member]
Income (loss) before taxes
Total income (loss) before taxes	$ (199,702)	$ (88,558)
Provision for taxes (benefits):
Total Provision for taxes (benefits)
Deferred tax asset:
Deferred tax asset
BVI [Member]
Income (loss) before taxes
Total income (loss) before taxes		(45,652)
Provision for taxes (benefits):
Total Provision for taxes (benefits)
Deferred tax asset:
Deferred tax asset
Hong Kong [Member]
Income (loss) before taxes
Total income (loss) before taxes	(44,328)	(4,925)
Provision for taxes (benefits):
Total Provision for taxes (benefits)
Deferred tax asset:
Deferred tax asset
Effective tax rate	16.50%
PRC [Member]
Income (loss) before taxes
Total income (loss) before taxes	$ 846,938	735,927
Provision for taxes (benefits):
Total Provision for taxes (benefits)	229,057	207,196
Deferred tax asset:
Deferred tax asset	$ 174,793	$ 174,593
Effective tax rate	25.00%